Expense Example - Value Line Select Core Fund, Inc.	Sep. 25, 2026 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	$ 1,270